Provision for Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Provision for Risks [Abstract]
Provision for risks

Note 14. Provision for risks

Provisions for risks are recognized when: (i) the Group has a present or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the value can be reliably estimated. The provisions for risks are estimated, considering management’s judgements, based in part on the advice and counsel of the Company’s legal advisors, as to the probability of loss and expected future amounts to settle the obligations.

The provision liability for the periods ended June 30, 2024, and December 31, 2023, were recorded for labor and tax contingencies in connection with recognition of Company acquisitions. After the acquisitions, due to the increase in employee headcount, the Group established a provision for the related employee labor risk of the acquired workforce related to an infraction notice for the period 2017 to 2022, whose tax authority understands that the Brazilian Municipal Service Tax (“ISS”) due would be 5%, while the Group collected and remitted at 2%.

The provision activity on June 30, 2024, and December 31, 2023, is as follows:

At January 1, 2023	31,032
Reversal of provision	(3,292)
Provision recorded during the period	1,777
Additions by acquisition	1,184
Additions by merger	119
At December 31, 2023	30,820
Reversal of provision	(1,675)
At June 30, 2024	29,145

Note 16. Provision for risks

Provisions for risks are recognized when: (i) the Group has a present or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the value can be reliably estimated. The provisions for risks are estimated, considering management’s judgements, based in part on the advice and counsel of the Company’s legal advisors, as to the probability of loss and expected future amounts to settle the obligations.

The provision liability for the years ended December 31, 2023, and 2022 were recorded for labor and tax contingencies in connection with recognition of Company acquisitions. After the acquisitions, due to the increase in employee headcount, the Group established a provision for the related employee labor risk of the acquired workforce related to an infraction notice for the period 2017 to 2022, whose tax authority understands that the Brazilian Municipal Service Tax (“ISS”) due would be 5%, while the Group collected and remitted at 2%.

The provision activity for the years ended December 31, 2023, and 2022, is as follows:

At January 1, 2021	673
Provisions acquired in business combination (note 5)	22,651
Provision recorded during the period	9,262
Provision paid during the period	-
At December 31, 2021	32,586
Reversal of provision	(5,307)
Provision recorded during the period	3,753
Provision paid during the period	-
At December 31, 2022	31,032
Reversal of provision	(3,292)
Provision recorded during the period	1,777
Additions by acquisition	1,184
Additions by merger	119
At December 31, 2023	30,820

Contingent liabilities

The Group is party to a number of claims, assessments and legal proceedings in the normal course of business. At December 31, 2023, and 2022, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:

	2023	2022
Civil	727	92
Tax	4,934	4,758
Total	5,661	4,850